Supplement dated June 4, 2001
to the current Statements of Additional Information
for the following Funds:

Delaware American Government Bond Fund
Delaware American Services Fund
Delaware Balanced Fund
Delaware Cash Reserve Fund
Delaware Corporate Bond Fund
Delaware Decatur Equity Income Fund
Delaware Delchester Fund
Delaware Devon Fund
Delaware Emerging Markets Fund
Delaware Extended Duration Bond Fund
Delaware Foundation Funds Balanced Portfolio
Delaware Foundation Funds Growth Portfolio
Delaware Foundation Funds Income Portfolio
Delaware Growth and Income Fund
Delaware Growth Opportunities Fund
Delaware Growth Stock Fund
   (as of June 28, 2001, Delaware Core Equity Fund)

Delaware High-Yield Opportunities Fund
Delaware International Equity Fund
Delaware Limited-Term Government Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Minnesota Insured Fund
Delaware National High-Yield Municipal Bond Fund
Delaware REIT Fund
Delaware S&P 500 Index Fund
Delaware Select Growth Fund
Delaware Small Cap Value Fund
Delaware Social Awareness Fund
Delaware Strategic Income Fund
Delaware Tax-Free Arizona Fund
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Colorado Fund

Delaware Tax-Free Florida Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free Money Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

The paragraphs below are added as the third and fourth paragraphs in the section entitled "Purchasing Shares" under the subheading "Buying Class A Shares at Net Asset Value" in the Statements of Additional Information for each Fund listed above:

Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a fund in the Delaware Investments Family of Funds may exchange into Class A shares of another Fund at net asset value.

Any class members included in the settlement of Blanke v. Lincoln National Corporation and Lincoln National Life Insurance Company may purchase Class A shares of the Fund at net asset value for a period of 90 days after the final settlement date. The initial purchase of such shares must be for an amount of at least $1,000 and must comply with the Amended Notice of Class Action, Proposed Settlement and Fairness Hearing. Class members may call 1-800-960-0366 to receive information regarding the settlement .